Reinsurance	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), Prudential Arizona Reinsurance Universal Company (“PAR U”), Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), Gibraltar Universal Life Reinsurance Company ("GUL Re"), Dryden Arizona Reinsurance Term Company (“DART”), Lotus Re, PALAC, a former subsidiary of Prudential Financial that was sold to Fortitude on April 1, 2022, which is discussed in Note 1, and Prudential Life Insurance Company of Taiwan Inc. ("Prudential of Taiwan"), a subsidiary of Prudential Financial that was sold to a third-party on June 30, 2021, as discussed below. As of July 1, 2021, the Company recaptured the risks related to its business that had been previously reinsured to PALAC as a result of the 2021 Variable Annuities Recapture, which is discussed below and in Note 1.The Company also participates in reinsurance with its parent company Prudential Insurance, as well as third parties. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, and facilitate the Company's capital market hedging program. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

Reserves related to reinsured long-duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long-duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance policy charges and fee income ceded for universal life and variable annuity products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.

Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance are recorded within “Other assets” and the corresponding funds withheld liability for assets retained under these reinsurance agreements are recorded within “Other liabilities.” Balances associated with these agreements are included in the tables below.

Change in value of market risk benefits, net of related hedging gain (loss) include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC which was recaptured as part of the 2021 Variable Annuities Recapture, and the PLNJ business which was reinsured to Prudential Insurance. These reinsurance agreements are market risk benefits and have been accounted for in the same manner. See Note 4 for additional information related to the accounting for market risk benefits.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2022	2021
	(in thousands)
Reinsurance recoverables(1)	$37,096,562	$40,444,196
Policy loans	(1,011,112)	(156,749)
Deferred policy acquisition costs(1)	(3,343,270)	(2,677,100)
Deferred sales inducements(1)	(38,146)	(41,346)
Market risk benefit assets(1)	543,177	1,003,121
Other assets(1)(2)	1,146,794	1,092,302
Policyholders’ account balances(1)(2)	7,157,639	14,392,479
Future policy benefits(1)	6,320,863	5,823,285
Market risk benefit liabilities(1)	120,916	96,637
Other liabilities(1)(2)	2,891,433	1,708,624
(1)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(2)Prior period has been reclassified to conform to the current period presentation to include reinsurance agreements using the deposit method of accounting.

Unaffiliated reinsurance amounts included in the table above and in the Company's Consolidated Statements of Financial Position as of December 31, were as follows:

	2022	2021(1)
	(in thousands)
Deferred policy acquisition costs(2)	$111,379	$0
Market risk benefit assets(2)	64,738	134,311
Other assets	1,034,000	497,050
Policyholders' account balances(2)	2,771,961	0
Future policy benefits	0	9
Market risk benefit liabilities(2)	40,731	24,741
Other liabilities	820,185	467,203
(1)Prior period has been reclassified to conform to the current period presentation.
(2)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

The deposit assets on reinsurance totaled $828 million and $497 million at December 31, 2022 and 2021, respectively. The funds withheld liabilities totaled $705 million and $419 million at December 31, 2022 and 2021, respectively.
Reinsurance recoverables by counterparty as of December 31, were as follows:

	2022	2021
	(in thousands)
PAR U(1)	$15,051,337	$14,314,640
PALAC(1)(2)	0	6,961,542
PURC(1)	6,928,950	6,557,937
PARCC(1)	2,437,589	2,736,429
GUL Re(1)	3,124,697	2,898,472
PAR Term(1)	2,040,599	2,463,381
Prudential Insurance(1)	986,013	1,259,013
Term Re(1)	1,830,197	2,304,710
Lotus Re(1)	1,952,215	32,039
DART(1)	578,462	767,892
Unaffiliated(1)(2)	2,166,503	148,141
Total reinsurance recoverables(1)	$37,096,562	$40,444,196
(1)Amounts adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(2)Due to the sale of PALAC on April 1, 2022 the reinsurance recoverable balance has become unaffiliated.

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2022	2021	2020
	(in thousands)
Premiums:
Direct(1)	$1,868,709	$1,903,865	$1,923,708
Assumed	776	162	184
Ceded(1)	(1,604,277)	(1,719,569)	(1,831,716)
Net premiums(1)	265,208	184,458	92,176
Policy charges and fee income:
Direct(1)	3,034,193	3,348,259	3,491,735
Assumed(1)	594,622	565,814	587,466
Ceded(1)	(2,398,214)	(2,613,978)	(3,454,881)
Net policy charges and fee income(1)	1,230,601	1,300,095	624,320
Net investment income:
Direct	920,674	555,404	372,822
Assumed	1,513	1,049	1,579
Ceded	(38,186)	(6,218)	(7,051)
Net investment income	884,001	550,235	367,350
Asset administration fees:
Direct	351,600	403,359	360,438
Assumed	0	0	0
Ceded	(67,418)	(201,182)	(341,300)
Net asset administration fees	284,182	202,177	19,138
Other income (loss):
Direct	(731,796)	227,035	78,445
Assumed	271	(66)	(1)
Ceded(1)	80,056	35,451	165
Amortization of reinsurance income(1)	0	0	4,647
Net other income(1)	(651,469)	262,420	83,256

Realized investment gains (losses), net:
Direct(1)(2)	497,016	(388,914)	(3,593,799)
Assumed(1)(2)	(244,000)	12,592	0
Ceded(1)(2)	83,366	(10,572)	3,530,823
Realized investment gains (losses), net(1)	336,382	(386,894)	(62,976)
Change in value of market risk benefits, net of related hedging gain (loss):
Direct(1)	(181,260)	9,096,963	0
Ceded(1)	(519,321)	(13,319,493)	0
Net change in value of market risk benefits, net of related hedging gain (loss)(1)	(700,581)	(4,222,530)	0
Policyholders’ benefits (including change in reserves):
Direct(1)	3,362,353	3,215,531	3,584,011
Assumed(1)	1,107,436	905,325	1,055,277
Ceded(1)	(4,011,416)	(4,038,146)	(4,341,139)
Net policyholders’ benefits (including change in reserves)(1)	458,373	82,710	298,149
Change in estimates of liability for future policy benefits:
Direct(1)	1,716,983	99,202	0
Assumed(1)	679,863	(16,166)	0
Ceded(1)	(2,341,747)	(56,028)	0
Net change in estimates of liability for future policy benefits(1)	55,099	27,008	0
Interest credited to policyholders’ account balances:
Direct(1)	805,411	525,038	536,886
Assumed	74,402	138,202	136,153
Ceded(1)	(434,598)	(814,629)	(439,664)
Net interest credited to policyholders’ account balances(1)	445,215	(151,389)	233,375
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization(1)	(150,374)	(2,195,677)	(1,589,113)
(1)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
(2)Prior period has been reclassified to conform to the current period presentation to include reinsurance agreements using the deposit method of accounting.
Unaffiliated reinsurance assumed and ceded amounts included in the table above and in the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, were as follows:

	2022	2021(1)	2020(1)
	(in thousands)
Premiums:
Assumed(2)	$149	$162	$184
Ceded(2)	(42,721)	(26,143)	(10,526)

Policy charges and fee income:
Assumed	2,113	0	0
Ceded	(81,781)	(65,451)	(53,871)

Net investment income:
Ceded	10,802	687	0

Other income (loss):
Assumed	270	(68)	1
Ceded(2)	3,243	0	0

Realized investment gains (losses), net:
Assumed(2)	778,620	0	0
Ceded(2)	82,386	80,540	73,108

Change in value of market risk benefits, net of related hedging gain (loss):
Ceded(2)	(120,663)	(130,654)	0

Policyholders' benefits (including change in reserves):
Assumed	2,566	429	949
Ceded(2)	(94,402)	(186,927)	(69,720)

Change in estimates of liability for future policy benefits:
Ceded(2)	(6,824)	0	0

Interest credited to policyholders' account balances:
Assumed	(95,285)	0	0
(1)Prior period has been reclassified to conform to the current period presentation.
(2)Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2022	2021	2020
	(in thousands)
Direct gross life insurance face amount in force	$1,093,610,227	$1,079,382,740	$1,045,775,819
Assumed gross life insurance face amount in force	36,668,045	37,822,851	38,818,752
Reinsurance ceded	(1,009,571,304)	(992,635,327)	(986,701,914)
Net life insurance face amount in force	$120,706,968	$124,570,264	$97,892,657
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates prior to January 1, 2011.
Effective July 1, 2012, PLNJ reinsures an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates through December 31, 2019, excluding those policies that are subject to principle-based reserving.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance. This reinsurance agreement covers new and in force business and excludes business reinsured externally. As of December 31, 2020, the Company discontinued the sales of traditional variable annuities with guaranteed living benefit riders. This discontinuation had no impact on the reinsurance agreement between PALAC, Prudential Insurance, and the Company.
Effective July 1, 2021, the Company recaptured the risks related to its business, as discussed above, that had previously been reinsured to PALAC from April 1, 2016 through June 30, 2021. The recapture does not impact PLNJ, which will continue to reinsure its new and in force business to Prudential Insurance. The product risks related to the previously reinsured business that were being managed in PALAC, were transferred to the Company. In addition, the living benefit hedging program related to the previously reinsured living benefit riders are being managed within the Company. See Note 1 for additional information.
On April 1, 2022, PALAC was sold to Fortitude as discussed in Note 1 and is no longer considered an affiliate of the Company.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
Prior to July 1, 2019, the Company reinsured 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 90% to 100% of the policy risk amount reinsured. The amended agreement does not impact contracts issued by PLNJ, which remain at the original percentage.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates on or after January 1, 2017 through December 31, 2019, excluding those policies that are subject to principle-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain of its universal policies with effective dates prior to January 1, 2014.
PAR Term
Prior to July 1, 2019, the Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term. Effective July 1, 2019, the Company amended the coinsurance agreement to increase the percentage from 95% to 100% of the policy risk amount reinsured. The amended agreement does not impact contracts issued by PLNJ, which remain at the original percentage.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwanese branch, including its Taiwanese insurance book of business, to Prudential of Taiwan. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
On August 11, 2020, Prudential International Insurance Holdings, Ltd. (“PIIH”), a subsidiary of Prudential Financial, entered into a Share Purchase Agreement with Taishin Financial Holding Co., Ltd. (the “Buyer”) pursuant to which PIIH has agreed to sell to the Buyer all of the issued and outstanding capital stock of Prudential of Taiwan. The Share Purchase Agreement contains customary warranties and covenants of PIIH and the Buyer. On June 30, 2021, PIIH completed the sale of Prudential of Taiwan to the Buyer. This resulted in the removal of the insurance related liabilities and offsetting reinsurance recoverables previously on the books of Pruco Life. The Buyer provided Pruco Life a backstop indemnification and Pruco Life provided a guarantee to stand ready to perform in the event of default by both Prudential of Taiwan and the Buyer. Refer to Note 16 for details on the guarantee.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014 through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly-renewable term ("YRT") reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. This agreement was terminated for new business effective January 1, 2020, with certain new business (primarily Universal Life policies) terminated as early as 2017. The Company now reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk. Effective July 1, 2019, certain term life insurance policies were recaptured and subsequently reinsured to PARCC and PAR Term as noted above. As of January 1, 2022, most of the variable life insurance policies were recaptured resulting in a $305 million loss recorded through "Policy charges and fee income." Those policies were then reinsured to Lotus Re as mentioned below.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There was no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there was no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control. In January 2021, there was a definitive agreement announced to subsequently sell the two counterparties mentioned above, which were then acquired by Sixth Street in July 2021. There was no impact to the terms, rights or obligations of the Company, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement to reinsure its variable annuity base contracts, along with the living benefit guarantees to Prudential Insurance. This reinsurance agreement covers new and in force business.
Lotus Re
Effective October 1, 2021, the Company entered into an automatic coinsurance agreement with Lotus Re to reinsure $32 million of liabilities associated with the risks associated with a portion of its Variable Life policies in the extended term policy status.
Effective January 1, 2022 the Company recaptured the risks that were previously ceded to Lotus Re from October 1, 2021 through December 31, 2021. Immediately thereafter, the Company entered into a reinsurance agreement with Lotus Re to cede 100% of the risks associated with a closed block of Variable Life business on a coinsurance and modified coinsurance basis including policies in the extended term policy status. The amount of the net liabilities associated with the transaction for coinsurance and modified coinsurance were $1,387 million and $14,037 million, respectively. As part of the consideration, the Company also ceded to Lotus Re $855 million of policy loan assets associated with the reinsured policies while receiving $820 million in cash from Lotus Re. As a result, the Company recorded a $1,352 million deferred gain, which will be recognized over the remaining life of the underlying policies. In tandem with the transaction, effective January 1, 2022, Lotus Re established an automatic YRT agreement with the Company to cede back a portion of the mortality risks associated with the reinsured policies for the purposes of the Company maintaining YRT reinsurance with external counterparties.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018 through December 31, 2019, excluding those policies that are subject to principle-based reserving.

Information regarding significant third-party reinsurance arrangements is described below.

FLIAC
Effective December 1, 2021, the Company entered into a reinsurance agreement with FLIAC under which the Company assumed all of its indexed variable annuities. The reinsurance of the indexed variable annuities transfers all significant risks, including mortality risk, embedded in the reinsured contracts to the Company. As a result of the agreement, Reinsurance recoverables includes the assumed modified coinsurance arrangement, which reflects the value of the invested assets retained by FLIAC and the associated asset returns. The Company also assumed all of FLIAC’s fixed indexed annuities and fixed annuities with a guaranteed lifetime withdrawal income feature which are accounted for under deposit accounting. The reinsurance agreement offers the policyholders the opportunity to novate their contracts from FLIAC to the Company and any such novated contracts shall cease to be reinsured under this agreement. As of December 31, 2022, the total account value of contracts novated from FLIAC to the Company were $4.8 billion for indexed variable annuities contracts and $1.9 billion for fixed annuities and fixed indexed annuities contracts, which is approximately 74% of the total reinsured block.

Union Hamilton
Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to “highest daily” living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier® Retirement Variable Annuity, to Union Hamilton. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2022, $2.5 billion of HDI v.3.0 account values are reinsured to Union Hamilton.